PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4  -  PROPERTY AND EQUIPMENT, NET

Composition:

	December 31,
	2 0 2 2	2 0 2 1
Cost:
Office furniture and equipment	799	723
Laboratory equipment	1,915	1,721
Computers and auxiliary equipment	574	540
	3,288	2,984
Accumulated depreciation	1,537	1,191
Property and equipment, net	1,751	1,793

Depreciation expenses amounted to $346, $205 and $148 for the years ended December 31, 2022, 2021 and 2020, respectively.